Statutory Reserve (Narrative) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Deducted from the general reserve to adjust for excess appropriations made in prior periods	$ 2,453
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	69,149	3,097	136
Development Fund [Member]
Appropriations to reserves	71,602
Development Fund [Member] | Prior Years [Member]
Appropriations to reserves	$ 57,377